Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 36,636	$ 36,746
Less: accumulated depreciation	(31,366)	(25,125)
Property and equipment, net	22,708	12,946
Depreciation	7,100	9,500	$ 8,300
Network equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	27,298	27,369
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,408	3,784
Electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,026	3,706
Furniture, computers and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,041	1,057
Self-developed software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	863	830
Property and equipment, net	42	91
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 17,396	$ 1,234